Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets with Definite Lives
The following tables present the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2020
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
Technologies	202,100	—	202,100	30,973
Trademarks	175,309	(56,993)	118,316	18,133
Customer relationship	46,900	(5,600)	41,300	6,330
Websites	27,000	(27,000)	—	—
Domain names	2,237	(2,012)	225	34
Database	73,500	—	73,500	11,264
Licensing agreements	2,870	(2,579)	291	44
Insurance brokerage license	28,133	(23,444)	4,689	719

	558,049	(117,628)	440,421	67,497

	December 31, 2019
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Trademarks	68,380	(52,439)	15,941
Customer relationship	9,050	(9,050)	—
Websites	27,000	(27,000)	—
Domain names	2,023	(1,940)	83
Licensing agreements	2,670	(2,670)	—
Insurance brokerage license	28,133	(16,411)	11,722

	137,256	(109,510)	27,746

Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets
The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows
:

	2021	2022	2023	2024	2025
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	83,475	78,779	76,404	74,095	74,095